CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 38,386	$ 33,880
Restricted cash transferable to customers for processing activity	49,858	34,119
Short-term bank deposits	1,269	83
Receivables in respect of processing activity	43,261	25,382
Trade receivable, net	41,300	27,412
Inventory	20,563	23,807
Other current assets	8,772	5,777
Total current assets	203,409	150,460
NON-CURRENT ASSETS:
Long-term bank deposits	2,304	1,336
Other long-term assets	5,883	2,948
Investment in associate	5,024	6,579
Right-of-use assets, net	5,341	7,381
Property and equipment, net	5,487	6,668
Goodwill and intangible assets, net	96,411	55,116
Total non-current assets	120,450	80,028
TOTAL ASSETS	323,859	230,488
CURRENT LIABILITIES:
Short-term bank credit	47,477	7,684
Current maturities of long-term bank loans	1,101	1,052
Current maturities of loans from others and other long-term liabilities	5,422	4,126
Current maturities of lease liabilities	2,145	2,206
Payables in respect of processing activity	104,523	63,336
Trade payables	17,464	14,574
Other payables	25,650	17,229
Total current liabilities	203,782	110,207
NON-CURRENT LIABILITIES:
Long-term bank loans	327	1,444
Long-term loans from others and other long-term liabilities	14,476	7,062
Post-employment benefit obligations, net	427	403
Lease liabilities	4,149	5,944
Deferred income taxes	3,108	793
Total non-current liabilities	22,487	15,646
TOTAL LIABILITIES	226,269	125,853
Shareholders Equity:
Share capital	8	8
Additional paid in capital	153,524	151,406
Capital reserves	9,643	9,771
Accumulated deficit	(65,585)	(56,550)
TOTAL EQUITY	97,590	104,635
TOTAL LIABILITIES AND EQUITY	$ 323,859	$ 230,488